Intangible Assets, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 467,400	$ 468,045	$ 938,900,000,000	$ 877,245,000,000	$ 33,138,000,000